Operating costs - Exceptional operating items (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Depreciation, amortisation and impairment
Depreciation, amortisation and impairment	$ 2,480	$ 1,718	$ 493
Staff costs	2,551	2,488	2,314
Other external charges	3,722	3,428	3,002
Other operating income	(12)	(19)	(21)
Total exceptional operating items (note 3)	(3,156)	(4,335)	(6,001)
Cost of sales	7,962	8,072	8,071
Other operating expenses/(income)	5,342	4,176	2,506
Total exceptional items
Depreciation, amortisation and impairment
Staff costs	526	84	2
Other external charges	270	342	127
Other operating income	0	(27)	0
Total exceptional operating items (note 3)	2,527	1,369	(56)
Cost of sales	31	75	57
Other operating expenses/(income)	2,496	1,294	(113)
Total exceptional items | Brand, goodwill, other intangibles, investments in associates and other investments impairment charges/(income)
Depreciation, amortisation and impairment
Depreciation, amortisation and impairment	1,379	796	(231)
Total exceptional items | Property, plant and equipment
Depreciation, amortisation and impairment
Depreciation, amortisation and impairment	$ 352	$ 174	$ 46